As filed with the Securities and Exchange Commission on November 5, 2013

File Nos. 333-173306 and 811-22545

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10	☒

(Check appropriate box or boxes)

DREXEL HAMILTON MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of Principal Executive Offices)

1-855-298-4236

(Registrant’s Telephone Number, including Area Code)

Andrew Bang, 2000 45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Name and Address of Agent for Service)

Copies of Communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Washington, D.C. 20001

It is proposed that this filing become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on October 1, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☒	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 5 to the Registration Statement of Drexel Hamilton Mutual Funds (the “Trust”) is being filed solely to register the shares of a new series of the Trust, Centre Active U.S. Treasury Fund.

Subject to Completion, Dated as of             , 2013

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CENTRE ACTIVE U.S. TREASURY FUND

(Ticker Symbol – Investor Class:               )

(Ticker Symbol – Institutional Class:               )

A series of

CENTRE FUNDS

PROSPECTUS

            , 2014

This prospectus contains information about the Centre Active U.S. Treasury Fund (the “Fund”) that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-855-298-4236.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF CENTRE ACTIVE U.S. TREASURY FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize investors’ total return through capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[1]	1.63%	1.63%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)	2.28%	2.03%

Fee Waiver and/or Expense Reimbursement[2]	-1.43%	-1.43%

Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)[2]	0.85%	0.60%

1 Other Expenses are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2014.

2 The investment adviser to the Fund, Centre Asset Management, LLC (the “Adviser” or “Centre”) has entered into a written expense limitation agreement (the “Expense Limitation Agreement”), under which it has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund, for at least an initial period of not less than two years and until the next following effective date of the Post-Effective Amendment to the registration statement of Centre Funds (formerly, Drexel Hamilton Mutual Funds) (the “Trust”) relating to the Fund incorporating the Fund’s financial statements for the Fund’s fiscal year (the “Initial Term”), to the extent necessary to limit the current operating expenses of each class of shares of the Fund (including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), and acquired fund fees and expenses, to 0.85% for Investor Class shares of the Fund and

0.60% for Institutional Class shares of the Fund. Unless sooner terminated, the Expense Limitation Agreement will remain in effect for the Initial Term and from year to year thereafter. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust (the “Board” or the “Trustees”), on behalf of the Fund, upon 60 days’ written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board, which consent will not be unreasonably withheld. The Expense Limitation Agreement will automatically terminate if the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”) is terminated, with such termination effective upon the effective date of the Advisory Agreement’s termination. The Adviser may receive reimbursement of any amount waived pursuant to the Expense Limitation Agreement, provided that the reimbursement does not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement is to be paid by the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only for the Initial Term, so the Fund’s expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$87	$575
Institutional Class	$61	$498

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT ST RATEGIES

The Fund’s goal is to maximize investors’ total return through capital appreciation and current income. Under normal market conditions, the Fund will invest at least 80% of its assets in U.S. Treasury securities, including Treasury bonds (long-term government securities which pay interest every six months with various maturities), Treasury bills (short-term government securities with maturities ranging from a few days to 52 weeks), Treasury notes (government securities that are issued with various maturities and pay interest every six months), and Treasury Inflation-Protected Securities (“TIPS”). TIPS are debt securities issued by the U.S. Treasury whose values are periodically adjusted to reflect a measure of inflation. TIPS pay interest every six months and are issued with maturities of 5, 10, and 30 years.

The Fund seeks to achieve its investment objective primarily by using an active interest rate management strategy that aims to capture general cyclical interest rate trends while allowing for the potential to benefit from short-term deviations. This strategy involves the use of a proprietary fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis. The Adviser has retained Hudson Canyon Investment Counselors LLC (the “Sub-Adviser”) to serve as the Fund’s investment sub-adviser.

The Sub-Adviser’s investment approach in managing the Fund’s portfolio involves reviewing the interest rate outlook on a monthly basis to manage risk and take advantage of short-term deviations from the general trend in rates. The Sub-Adviser reviews the duration of the Fund’s portfolio on a monthly basis and adjusts it, as appropriate, based on the Sub-Adviser’s interest rate outlook. The Fund intends to maintain an average duration between 0 and 12 years. However, the Sub-Adviser will adjust the Fund’s portfolio so that its duration is shorter or longer depending on the Sub-Adviser’s interest rate outlook.

All of the Fund’s assets will be invested in U.S. dollar-denominated securities.

PRINCIPAL INVESTMENT RISKS

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Before investing in the Fund, an investor should carefully consider his/her own investment goals, the amount of time available to leave money invested and the amount of risk he/she is willing to take. There can be no assurance that the Fund will be successful in meeting its investment objective.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The default of a single holding could have the potential to adversely affect the Fund’s net asset value. Although the Fund intends to invest only in high quality debt securities, primarily U.S. Treasury securities backed by the full faith and credit of the U.S. Treasury, it is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates. Prices of certain debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect the prices of such securities, and, accordingly, the Fund’s share price.

Duration Risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates.

Fixed-Income Securities Risk. Fixed-income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed-income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed-income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. As interest rates rise, the value of fixed-income securities typically declines. The fixed-income securities in which the Fund will invest are primarily fixed-rate debt obligations of the U.S. Treasury. The Fund may also invest in TIPS, which adjust principal value relative to inflation. To the extent that the Fund is invested in fixed-rate Treasury obligations, the return on, and value of, an investment may fluctuate.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Volatility and Creditworthiness Risk. The downgrade of the U.S. credit rating may adversely affect Fund performance. In August 2011, Standard & Poor’s Rating Services (“S&P”) downgraded the U.S. Government’s credit rating from AAA to AA+, and this unprecedented downgrade could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a decreased credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance. In recent years, U.S. markets, including the fixed-income markets, experienced volatility. As a result of such volatility, many of the risks herein associated with an investment in the Fund may be increased. The U.S. government has taken numerous steps to alleviate these market concerns. However, there is no assurance that such actions will be successful. Continuing market problems may have adverse effects on the Fund. In addition, changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the investments of the Fund.

Management Risk. Management risk involves the risk that the Fund’s portfolio manager will not be successful in achieving the Fund’s investment objective. The ability of the Fund to meet its investment objective is directly related to the portfolio manager’s implementation of the investment strategies for the Fund. If the Sub-Adviser’s investment approach in managing the

Fund does not produce the expected results, your investment could be diminished or even lost. Additionally, the Sub-Adviser may be limited by legislative, regulatory, or tax developments in connection with its management of the Fund. Furthermore, because the Fund seeks returns relating to changes in interest rates over time, the Fund’s performance may be more adversely affected than that of other funds if the Sub-Adviser’s interest rate forecasts are incorrect.

New Fund Risk. The Fund is a newly organized and has a limited operating history. The Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy or may fail to attract sufficient assets under management to realize economies of scale.

You could lose money by investing in the Fund.

PERFORMA NCE INFORMATION

No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

MANAGEMENT OF THE FUND’S PORTFOLIO

The Adviser, Centre Asset Management, LLC, serves as the Fund’s investment adviser. The Sub-Adviser, Hudson Canyon Investment Counselors LLC, serves as the Fund’s investment sub-adviser.

The Fund’s portfolio is managed on a day-to-day basis by T. Kirkham Barneby, who has served as the portfolio manager of the Fund since its inception. Mr. Barneby is Senior Managing Director of the Sub-Adviser. Mr. Barneby joined the Sub-Adviser in 2012, where he utilizes a proprietary discipline, grounded in the economic theory of interest rate behavior, to manage interest rate exposure or risk.

The Sub-Adviser’s investment strategy focuses primarily on interest rates, the anticipated direction of interest rates month-over-month, duration, and management of duration.

The Sub-Adviser utilizes a highly disciplined approach that is statistically based and employed to forecast the interest rate outlook. The Sub-Adviser’s investment methodology is grounded in the basic economic theory of interest rate behavior and combines measures of economic growth (e.g., employment growth), inflationary expectations (e.g., the behavior of precious metals prices) and certain market based factors (e.g., the recent trend in interest rates).

The Sub-Adviser seeks to identify both the cyclical path of interest rates as well as short term deviations away from the cyclical path.

PURCHASE AND SALE OF FUND SHARES

Shareholders may purchase or redeem shares directly from the Fund on any business day by contacting the Fund by telephone at 1-855-298-4236, online at www.centrefunds.com or in writing at:

Centre Funds

Centre Active U.S. Treasury Fund

P.O. Box 295

Denver, CO 80201

The minimum initial investment is $5,000 for Investor Class shares and $1,000,000 for Institutional Class shares and the minimum subsequent investment is $1,000 for Investor Class shares and $10,000 for Institutional Class Shares. Exceptions to these minimum amounts may apply for certain investors, and the minimum amounts may otherwise be waived or reduced by the Adviser.

The Fund has authorized certain broker-dealers and other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly.

TAX INFOR MATION

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan, 403(b) plan or an individual retirement account. Distributions on investments made through tax deferred vehicles, such as 401(k) plans, 403(b) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INVESTMENT POLICIES AND RISKS

An investment in the Fund should not be considered a complete investment program. Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

General. Under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. Treasury bonds, Treasury bills, Treasury notes, and TIPS.

The Fund may also invest in short-term money market securities, including cash, money market mutual funds, and Treasury-related ETFs.

Other Investment Companies. The Fund may invest in other investment companies, such as ETFs and closed-end funds, although these will be limited to no more than 10% of the Fund’s net assets. The Fund will not invest in “private funds” that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will also not invest in securities of an investment company (or any series thereof) or of a registered unit investment trust in reliance on Section 12(d)(1)(G) of the 1940 Act or on Section 12(d)(1)(F) of the 1940 Act. To the extent that the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares; you may indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Derivatives. The Fund may use derivatives, such as options and futures, that are related to fixed-income securities. The Fund may also be exposed to exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions.

Loss may result from an investment by the Fund in derivatives. The value of the derivatives in which the Fund may invest may rise or fall more rapidly than other investments, and there may be an imperfect correlation between the value of these instruments and the underlying assets. Additional risks include the risk of default by the other party to the derivative transactions; the risk that the transactions may result in losses that offset gains in portfolio positions; and the risk that the derivative transactions may not be liquid. Although the Fund will not use derivatives explicitly to obtain leverage, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses.

Cash Management Instruments and Temporary Defensive Positions. The Fund may use cash management instruments and other instruments to help manage interest rate duration, to protect the Fund’s assets or enhance returns. The Fund may also, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. In the event that the Fund takes a temporary defensive position, it may not be able to achieve its investment objective.

Investment Policy. The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its assets in U.S. Treasury securities (the “80% Policy”). Such securities include Treasury bonds, Treasury notes, Treasury bills, and TIPS. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund must comply with the 80% Policy at the time the Fund invests its assets.

Recent Market and Regulatory Events. In response to recent instability in U.S. and foreign economic and credit markets, the U.S. Government, foreign governments and certain domestic and foreign banks have taken steps designed to stabilize credit markets, increase consumer confidence and spur economic growth, including by injecting liquidity into the markets. The effect of these efforts is not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities. Adverse financial market conditions have resulted in calls for increased regulation and the need for many financial institutions to seek government assistance. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), was enacted, for example, in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, a reorganization of federal financial regulators; new rules for trading in derivatives; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which the Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional legislation or regulation is still unknown.

Tax Treatment. To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986 (the “Code”), including asset diversification and income requirements, must be met. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISERS

Adviser. Centre Asset Management is a New York limited liability company, with principal offices at 48 Wall Street, Suite 1100, New York, New York 10005. Centre is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Centre is a Wall Street-based fundamentally-driven active asset manager formed in late 2005. Centre offers investment advisory services to U.S. and foreign investment companies and private funds. In 2010, Centre entered into a strategic partnership with Sanlam International Investments (“SII”) resulting in Sanlam making a majority equity investment into the firm. Centre is an independently operated investment partner within the SII business cluster, which is an investment management business managing and advising over $6.5 billion in assets as of June 30, 2013 through a range of international funds and segregated accounts that span the asset class spectrum. SII’s clients include both institutions and retail clients from across the globe. Sanlam International Investments USA Holdings, Inc. and James Abate have a controlling interest in Centre, as they each own more than 25% of Centre’s voting securities. As of September 30, 2013, the Adviser had approximately $780.4 million in assets under management.

The Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement with the Trust, on behalf of the Fund. Subject to the general oversight of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with their respective investment objectives, reviewing the investment strategies and policies of the Fund and overseeing the Sub-Adviser. In this capacity, the Adviser advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund. The Adviser has delegated its responsibility for the selection and ongoing monitoring of the securities in the portfolio of the Fund to the Sub-Adviser.

Sub-Adviser. Hudson Canyon, located at 151 Bodman Place, Suite 101, Red Bank, NJ 07701, serves as the sub-adviser to the Fund. Hudson Canyon is a privately held registered investment adviser formed in June 2001. Hudson Canyon provides investment management to Taft-Hartley funds, pension funds, foundations, endowments, institutions, high net worth individuals and financial advisors. Hudson Canyon had approximately $175.0 million in assets under management as of September 30, 2013. Hudson Canyon is owned by Joseph Cajigal and William Patrick Fox.

Portfolio Management. T. Kirkham Barneby, the portfolio manager of the Fund, is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Barneby is a Senior Managing Director and Portfolio Manager at Hudson Canyon. Mr. Barneby is responsible for managing private account clients in the Active Interest Rate Management strategy for Hudson Canyon. Prior to joining Hudson Canyon in 2012, Mr. Barneby held the title of Chief Strategist & Portfolio Manager, Taxable Fixed Income at American Independence Financial Services. Prior to AIFS, Mr. Barneby was a Managing Member of Old Iron Hill Capital Management, LLC employing quantitatively-oriented fixed income and multi-strategy investment approaches. Previously, he headed an investment group at UBS in New York that managed equity and bond portfolios with roughly $7 billion in assets. Mr. Barneby is a graduate of Southwest Missouri State College—now Missouri State University—with a Bachelor of Science Degree in Mathematics and Economics. Subsequently, he completed all course and exam requirements for a Doctorate in Economics at Oklahoma State University. He is a National Science, NDEA and Woodrow Wilson Fellow.

The Fund’s Statement of Additional Information (the “SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Adviser Compensation. As compensation for the investment advisory services provided to the Fund, the Adviser receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.40%.

Disclosure Regarding Approval of Investment Advisory Contracts. A discussion regarding the Trustees’ basis for approving the Advisory Agreement relating to the Fund can be found, once available, in the Fund’s semi-annual report to shareholders for the period ended March 30, 2014. When available, you may obtain a copy of the semi-annual report, free of charge, by contacting the Fund by telephone at 1-855-298-4236 or in writing at: Centre Funds, P.O. Box 295, Denver, CO 80201.

BOARD OF TRUSTEES

The Fund is a series of the Trust, an open-end management investment company that was organized as a Delaware statutory trust on March 17, 2011. Each series of the Trust is authorized to offer multiple classes of shares. The Trustees oversee the operations of the Fund and are responsible for the overall management of the Fund’s business affairs.

THE DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”) distributes the shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor offers shares on a continuous, best-efforts basis.

INVESTING IN THE FUND

Determining the Fund’s Net Asset Value per Share (“NAV”)

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The price at which you purchase or redeem shares is based on the next calculation of the Fund’s NAV after an order is received, subject to the order being received by the Fund in Good Form The NAV of the Fund is calculated at the close of regular trading on the NYSE (ordinarily, 4:00 p.m. Eastern Time), only on business days that the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.

Securities held by the Fund are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

PURCHASING SHARES OF THE FUND

Opening an Account

To purchase shares directly from the Fund, an Account Application must be completed, signed and delivered to the Fund. If you have any questions about the Fund or need assistance with your Account Application, please call Shareholder Services at 1-855-298-4236. Certain types of investors, such as trusts, corporations, associations or partnerships, may be required to furnish additional documents when they open an account. These documents may include corporate resolutions, trusts and partnership documents, trading authorizations, powers of attorney, or other documents.

Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship. To make any ownership change to a joint account, all owners must agree in writing, regardless of the law in your state.

You may purchase shares of the Fund by mailing a completed Account Application, with a check payable to the Fund, to the Transfer Agent at the following address:

Centre Funds

P.O. Box 295

Denver, CO 80201

To obtain an Account Application, you can call 1-855-298-4326 or download an Account Application at www.centrefunds.com. Please indicate the class of shares in which you want to invest.

To open an account and make an initial investment by wire, please first complete an Account Application. After the Fund has received your completed Account Application, you will receive an account number for all subsequent wire transfers. Please ensure that your bank receives this account number as part of your wiring instructions. For more details on wiring instructions, please visit www.centrefunds.com or call 1-855-298-4236.

Please note that most banks charge fees when sending wires.

To establish an account online, please visit www.centrefunds.com, select “Open an Account,” and follow the subsequent instructions.

Note: There are specific Account Applications required for new IRA accounts, Roth IRA accounts, and transfers of IRA accounts from other custodians. Please call Shareholder Services at 1-855-298-4236 to obtain the correct Account Application.

Important Information About Procedures For Opening A New Account

The Trust has established an Anti-Money Laundering Compliance Program (“AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the AML Program provides for, among other things, the development of internal practices, procedures and controls and designation of an anti-money laundering compliance officer. The Trust’s chief compliance officer serves as its Anti-Money Laundering Compliance Officer. In compliance with the USA PATRIOT Act of 2001, please note that the Fund’ transfer agent (the “Transfer Agent”) will verify certain information on your Account Application as part of the Fund’s’ Anti-Money Laundering Program. As requested on the Account Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact Shareholder Services at 1-855-298-4236 if you need additional assistance when completing your Account Application.

If the Fund or any of its agents do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund reserves the right to reject any application for any reason and to close an account within five business days of a request for more information about an investor if additional information/documentation is not received.

Purchase Procedures

Centre Active U.S. Treasury Fund	Minimum Initial Investment Amount	Minimum Subsequent Investment Amount
Investor Class Shares	$5,000	$1,000
Institutional Class Shares	$1 million	$10,000

Exceptions to these minimum amounts may apply for certain investors, and the minimum amounts may otherwise be waived or reduced by the Adviser. All investments must be made in U.S. dollars.

Your purchase order will be affected at the NAV per share of the Fund next determined after receipt of your purchase request in Good Form. Purchase requests received by the Transfer Agent or an authorized financial intermediary (i) before the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on that day or (ii) after the close of the NYSE on any business day, will be effected at the NAV per share of the Fund determined on the next business day. Purchase requests must be received in Good Form by the Transfer Agent or an authorized financial intermediary.

A purchase order is considered to be in “Good Form” if the request includes: (i) the name of the fund in which an investor wishes to invest; (ii) the amount the investor wishes to invest; (iii) the name in which the investor’s account is to be registered (or, in the case of subsequent investments, the investor’s account number); (iv) the signature of each person in whose name such account is (or is to be) registered; and (v) payment in full of the purchase amount.

The Fund reserves the right to reject, in its sole discretion, any purchase order for any reason. In addition, the Fund reserves the right to cease offering its shares or a class thereof at any time and for any reason.

Purchases of Fund shares may be made through certain financial intermediaries who are authorized to receive your purchase request in accordance with the standards described above. If you purchase shares through a financial intermediary, you may be charged a fee by the financial intermediary and you may be subject to higher investment minimums.

Adding to Your Account: You may add to your account with the Fund by sending a check for your additional investment payable to the Fund to the Transfer Agent at:

Centre Funds

P.O. Box 295

Denver, CO 80201

Please include a brief letter with your check that gives the name on your account and your account number. Please write your account number on your check.

To make an initial investment by wire, please 1-855-298-4236 to inform us you will be wiring funds. Please ensure that your bank receives your Fund account number as part of your wiring instructions. For more details on wiring instructions, please visit www.centrefunds.com or call 1-855-298-4236.

Please note that most banks charge fees when sending wires.

Subsequent purchases may be made online. Before you can make a subsequent investment online, you must first establish online account access. In order to establish access, you will need to obtain your Fund account number and your Social Security Number, and then visit www.centrefunds.com. After selecting “Account Login”, you will be able to create a new login ID and password.

You may establish an automatic investment plan when you open your account. To do so, please complete the automatic investment plan section of the account application. You may also establish an automatic investment plan by completing an Account Options Form or by visiting www.centrefunds.com.

Additional Purchase Information for Investing in the Fund

Choosing a Share Class

The Fund offers two classes of shares: Investor Class shares and Institutional Class shares. Each share class represents an ownership interest in the same investment portfolio as the other class of shares of the Fund. Each class has its own expense structure.

Investor Class shares are subject to a distribution plan that, pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to pay distribution and shareholder servicing fees of up to 0.25% per year to those intermediaries offering Investor Class shares and providing other services to Investor Class shareholders (the “12b-1 Plan”). Institutional Class shares are available without a Rule 12b-1 fee to those investors eligible to purchase such shares. Neither class is subject to a sales charge or redemption fee.

When you choose your class of shares of the Fund, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals. If you qualify to purchase Institutional Class shares, you should purchase them rather than the Investor Class shares because the Investor Class shares have higher expenses than the Institutional Class shares. Although each class invests in the same portfolio of securities, the returns for each class will differ because each class is subject to different expenses.

Conversion Features

If the current market value of a shareholder’s Investor Class shares is at least $1,000,000, the shareholder may elect to convert such Investor Class shares to Institutional Class shares of the Fund on the basis of relative NAVs. Upon such a conversion, the shareholder will be subject to the policies and procedures for Institutional Class shares. Converting from Investor Class shares to Institutional Class shares may not be available at certain financial intermediaries, or your financial intermediary may charge additional fees for this conversion. Because the NAV of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, a shareholder may receive more or fewer Institutional Class shares than the number of Investor Class shares converted, even though the total dollar value will be the same.

Holders of Investor Class shares may convert their Investor Class shares for Institutional Class shares of the Fund provided that they: (i) hold their shares through an institution that has a valid Institutional Class sales agreement with the Trust or the Distributor or any of their respective affiliates authorizing such a conversion; and (ii) are eligible to invest in Institutional Class shares in accordance with the criteria set forth in this prospectus. The Fund may accept or reject any conversion in its discretion. For federal income tax purposes, a same-fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal advisor to discuss their particular circumstances. Investor Class shareholders should contact their financial institution for information on the availability of Institutional Class shares, and should read and consider the Institutional Class shares information in the prospectus before requesting any such conversion.

If an Institutional Class share account falls below the stated investment minimum of $1,000,000 as a result of selling shares, the Fund reserves the right to give the shareholder 30 days’ written notice to make additional investments so that the account balance is at least $1,000,000. If additional investments are not made, then the Fund may convert the shareholder’s Institutional Class shares to Investor Class shares, at which time the account will be subject to the expenses, policies and procedures of Investor Class shares. Any such conversion will occur at the relative NAVs of the two share classes. Because the NAV of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, the shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares that were converted, even though the total dollar value will be the same.

REDEEMING SHARES OF THE FUND

You may redeem full and fractional shares of the Fund for cash at the next determined NAV after receipt of a completed redemption request in Good Form. A redemption order is considered to be in “Good Form” if the request includes: (i) the name of the fund from which an investor wishes to redeem; (ii) the dollar amount or number of shares the investor wishes to redeem; (iii) the investor’s account number; (iv) the investor’s address; and (v) the signature of an authorized signer. The Transfer Agent may require that you provide additional documentation or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a retirement account, you must complete the appropriate distribution form and provide employer authorization. Redemption requests received by the Transfer Agent or appropriate financial intermediary of the Fund (i) before the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on that day or (ii) after the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on the next business day.

By Mail. To redeem shares, you should give instructions that specify the name of the Fund and number of shares to be redeemed to:

Centre Funds

P.O. Box 295

Denver, CO 80201

Your instructions must be signed by all registered owners exactly as the account is registered.

By Telephone. If the value of the shares for which you submit a redemption request is under $50,000, you may call the Transfer Agent to redeem your shares over the telephone or to acquire instructions on how to redeem your shares via facsimile. No Fund will be liable for following telephone instructions reasonably believed to be genuine. (Note that during drastic economic and market changes, telephone redemption privileges may be difficult to implement.)

Online. Before you can sell shares or redeem your investment online, you must first establish online account access. In order to establish access, you will need to obtain your Fund account number and your Social Security Number, and then visit www.centrefunds.com. Select “Account Login,” and there you will be able to create a new login ID and password.

Through Financial Intermediaries. Redemptions may also be made through certain financial intermediaries that are authorized by the Fund to receive redemption requests in accordance with the standards described above.

Signature Guarantee. Signature guarantees may be required to help protect against fraud, to redeem corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. In addition, signature guarantees may also be required for redemptions of shares valued, in the aggregate, at $50,000 or more and for any redemption request in which redemption proceeds are to be mailed to an address other than the address of record. Acceptable signature guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization or institution that qualifies as an “eligible guarantor institution” (as defined by the SEC). Notary public signatures are not an acceptable replacement for a signature guarantee. In addition, signatures may be guaranteed by a medallion stamp of the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the NYSE Medallion Signature Program. Please contact Shareholder Services at 1-855-298-4236 with any questions about obtaining a signature guarantee.

Payment for shares redeemed generally will be made within four (4) business days after receipt by the Transfer Agent of instructions and other required documents, all in Good Form. However, payment may be delayed under unusual circumstances or for any shares purchased by check for a reasonable time (not to exceed seven (7) days from purchase) necessary to determine that the purchase check will be honored.

Authorized financial intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these authorized financial intermediaries may set times by which they must receive redemption requests. These authorized financial intermediaries may also require additional documentation from you. If you redeem shares through a financial intermediary, you may be charged a fee by the financial intermediary.

Although redemption proceeds will normally be paid as described above, under unusual circumstances, redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be purchased through an authorized financial intermediary (such as a financial planner, adviser or a broker-dealer). To buy or sell shares at the NAV of any given day,

the financial intermediary must receive the purchase or sell order before the close of trading on the NYSE that day. The Fund will be deemed to have received an order that is in Good Form (defined below) when the order is received by an authorized financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share next determined after such receipt.

The financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time. The financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day. The Fund is not responsible for ensuring that a financial intermediary carries out its obligations. You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

ADDITIONAL INVESTMENT INFORMATION

Small Accounts

The Fund reserves the right to redeem involuntarily any account having a value of less than $1,000 with respect to Investor Class shares and $10,000 with respect to Institutional Class shares (due to redemptions, exchanges, or transfers, and not due to market action) upon 30 days’ prior written notice. If the shareholder increases the value of the account to the required minimum by the end of the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind

The Fund reserves the right to satisfy any redemption request by making payment in securities held in the Fund’s portfolio. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share. Shareholders receiving portfolio securities may incur brokerage costs when the securities are sold and their value may have increased or decreased prior to completion of the transaction.

Subscriptions in Kind

The Fund may, from time to time, accept subscriptions for shares against contribution in-kind of securities or other assets that are eligible to be held by the Fund pursuant to its investment policy and restrictions.

Anti-Money Laundering Program

As noted above, the Trust has adopted the AML Program which was designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s Anti-Money Laundering Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the AML Program. Compliance officers at certain Trust service providers are also responsible for monitoring the program. The AML Program is subject to the continuing oversight of the Trustees.

FREQUENT P URCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of the Fund’s shares may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Fund’s portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage such activity by shareholders of the Fund. The Trust, through the Transfer Agent, monitors shareholder trading activity to help ensure compliance with the Trust’s policies. The Fund reserves the right to refuse any purchase order, and/or restrict or terminate purchase privileges if the Fund determines that a shareholder has engaged in more than one round-trip transaction in the Fund within a 30-day rolling period.

The Adviser intends to apply this policy uniformly. However, the Fund may be unable to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading, or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through omnibus accounts or accounts opened through third-party financial intermediaries, such as broker-dealers and banks (“Intermediary Accounts”). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to the Trust. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to the Trust. Accordingly, the ability of the Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Fund could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. In addition, the policy will not apply if it is determined that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions. Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the

Fund and redeems immediately after recognizing the error). The investor shall have the burden of proving to the sole satisfaction of the Trust that a frequent purchase and redemption pattern was a result of an inadvertent error. In such a case, the Trust may choose to accept further purchase and/or exchange orders from such investor account.

EXCHANGING SHARES

Generally, subject to meeting the applicable minimum investment requirements, shares of the Fund held for at least seven days may be exchanged for shares of another series of the Trust. Before making any exchange, be sure to review this prospectus closely and consider the differences between the Fund in which you currently hold shares and the fund in which you wish to invest. Please note that since an exchange is the redemption of shares from a fund followed by the purchase of shares in another fund, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred), and a redemption fee may apply on shares held for less than 90 days, see “Shareholder Fees.”

Any exchange will be affected at the respective NAVs of the Fund next determined after receipt of an exchange request in Good Form. Exchange requests received by the Transfer Agent or appropriate financial intermediary (i) before the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on that day, or (ii) after the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on the next business day.

The Fund reserves the right to reject any exchange request or to modify or terminate exchange privileges. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of such change in the exchange privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the 1940 Act, when sales are temporarily stopped, or in accordance with the Trust’s policy on excessive trading with respect to Fund shares). The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the Fund. For more information about the Trust’s policy on excessive trading, see “Frequent Purchases and Redemptions.”

COMPENSATION FOR DISTRIBUTION AND SHAREHOLDER SERVICES

Pursuant to the 12b-1 Plan, Investor Class shares of the Fund may pay a fee to one or more persons or entities, including affiliates of the Fund, the Adviser and/or the Distributor, for rendering shareholder or distribution services, and for bearing any related expenses, with respect to those shares of the Fund. The aggregate fee amount will not exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Additional information about distribution and shareholder service payments is in the SAI. You should ask your financial advisor for information about any payments it may receive in connection with Investor Class shares of the Fund, any services it provides to the Fund, and any fees and/or commissions it charges.

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund typically distributes its net income and capital gains one time during each calendar year, usually in December. For the convenience of investors, the Fund will reinvest all income dividends and capital gains distributions in full and fractional shares of the Fund, unless the shareholder has given prior written notice to the Transfer Agent that the payment should be made in cash.

Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding. Backup withholding, currently set at 28%, is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisers to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost basis as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

ELECTRONIC DELIVERY OF DOCUMENTS

Electronic copies of account statements and confirmations, prospectuses, privacy notices, and annual and semi-annual reports will be available through the Fund’s website at www.centrefunds.com. Shareholders can sign up for electronic delivery of such documents by enrolling in the Fund’s electronic delivery program. To enroll, please contact the Fund at 1-855-298-4236.

CODES OF ETHICS

The Board has approved the Codes of Ethics (each, a “Code” and together the “Codes”) of the Trust, the Adviser, and the Sub-Adviser concerning the trading activities of certain personnel. The Board is responsible for overseeing the implementation of the Trust’s Code. The Codes govern investment personnel who may have knowledge of the investment activities of the Fund. The Codes require these investment personnel to file regular reports concerning their personal securities transactions and prohibit certain activities that might result in harm to the Fund or the Trust.

IDENTITY THEFT PROCEDURES

The Board has approved procedures designed to prevent and detect identity theft. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the Transfer Agent, subject to the oversight and supervision of the Board.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted proxy voting policies and procedures under which the Trust votes proxies relating to securities held by the Fund (“Proxy Voting Policy”). The Proxy Voting Policy is included as an exhibit to the SAI, which is available upon request and without charge by calling 1-855-298-4236. Information regarding how proxies related to the Fund’s portfolio holdings were voted during the 12-month period ending June 30th will be available, without charge, upon request by calling 1-855-298-4236, and on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLIDNGS

The Trust has established a policy with respect to the disclosure of the Fund’s portfolio holdings. A description of this policy is provided in the SAI.

ANNUAL STATEMENTS

The Trust will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions.

The Trust will also provide year-end tax information mailed to the shareholder by the applicable IRS deadline, a copy of which will also be filed with the IRS.

HOUSEHOLDING

To control costs associated with mailings on behalf of the Fund, the Fund may send only one copy of a prospectus, shareholder report or other shareholder communication to each household address that it has on record for shareholders living in the same home. This process, known as “householding,” does not apply to account statements, confirmations or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call 1-855-298-4236. The Fund will resume separate mailings to you within 30 days of your request.

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized, there is no financial or performance information in this prospectus.

You may request a copy of the Fund’s annual and semi-annual reports, when available, at no charge by calling the Fund at 1-855-298-4236.

ADDITIONAL INFORMATION

CENTRE FUNDS

Additional information about the Fund is available in the SAI, which is incorporated by reference into this prospectus. Additional information about the Fund’s investments will be in the annual and semi-annual reports to shareholders, when available. The annual reports, when available, will include a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Trust (you may also request other information about the Fund or make shareholder inquiries) as follows:

By telephone:

1-855-298-4236

By mail:

Centre Funds

P.O. Box 295

Denver, CO 80201

By e-mail:

centrefunds@alpsinc.com

On the Internet:

www.centrefunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are or will be available on the EDGAR Database on the SEC’s website (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

Investment Company Act file number: 811-22545

Subject to Completion, Dated as of             , 2013

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

CENTRE ACTIVE U.S. TREASURY FUND

(Ticker Symbol – Investor Class:              )

(Ticker Symbol – Institutional Class:              )

A series of

Centre Funds

                , 2014

P.O. Box 295

Denver, CO 80201

Telephone 1-855-298-4236

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus, dated             , 2014 (the “Prospectus”), for Centre Active U.S. Treasury Fund (the “Fund”), a series of Centre Funds (the “Trust”), as the Prospectus may be revised from time to time. No investment in shares of the Fund should be made solely upon the information contained herein. To obtain a copy of the Prospectus, please call 1-855-298-4236 or write to the Fund at:

Centre Funds

P.O. Box 295

Denver, Colorado 80201

THE FUND

The Fund is a diversified series of the Trust. The Trust is a Delaware statutory trust and was organized on March 17, 2011 as Drexel Hamilton Mutual Funds. At an in-person meeting on November 4, 2013, the Board of Trustees of the Trust approved changing the name of the Trust to “Centre Funds,” effective January 2014. The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Fund’s investment adviser is Centre Asset Management, LLC (“Centre” or the “Adviser”). The Fund’s sub-investment adviser is Hudson Canyon Investment Counselors LLC (“Hudson Canyon” or the “Sub-Adviser”). Each of the Fund, Centre American Select Equity Fund, Centre Global Select Equity Fund and Centre Multi-Asset Real Return Fund is a separate, diversified series of the Trust.

The Prospectus describes the Fund’s investment objective and principal investment strategies, as well as the principal investment risks of the Fund. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.

The Fund currently offers two classes of shares: Investor Class shares and Institutional Class shares.

OTHER INVESTMENT POLICIES AND RELATED RISK FACTORS

Closed-End Funds. The Fund may invest in closed-end funds. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tend to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, to the extent that the Fund invests in closed-end funds, it will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange-traded.

Investment Companies. With respect to any investment by the Fund in an unaffiliated investment company, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The Fund will limit its investments in unaffiliated funds in accordance with these Section 12(d)(1)(A) limitations, except as otherwise provided herein and to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund to exceed such investment limits in unaffiliated investment companies.

The Fund will not acquire any securities of an investment company (or any series thereof) or of a registered unit investment trust in reliance on Section 12(d)(1)(G) of the 1940 Act, which permits a mutual fund to invest in an unlimited amount of securities of another fund that is part of the same group of investment companies, or in reliance on Section 12(d)(1)(F) of the 1940 Act, which provides an additional exception to the restrictions set forth in Section 12(d)(1)(A). Except as otherwise provided herein, the Fund may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program, and may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by the Adviser, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

If it invests in an investment company, the Fund would be subject to two layers of fees, because such investment companies pay advisory, administrative and/or service fees that are borne indirectly by investors. In addition, the Fund would be subject to the same risks that other investors experience when making such investments, including the risks of significant fluctuations in assets as a result of a cash sweep program or purchase and redemption activity by shareholders in such other funds.

Exchange-Traded Funds. The Fund may invest in exchange-traded funds (“ETFs”). Many ETFs acquire and hold securities of each company or other issuer, or a representative sampling of each company or other issuer, that make up a particular index with the intention of providing investment results that generally correspond to the price and yield performance of the relevant index. In contrast, actively managed ETFs are managed in a similar to that of other investment companies. An investment in an ETF generally presents the same primary risks as an investment in a non-exchange traded investment company, and will have costs and expenses that will be passed on to the Fund, thereby increasing the Fund’s expenses. ETFs are also subject to additional risks, including: (i) the market price of an ETF’s shares may trade at a discount to net asset value, causing the ETF to experience greater price volatility; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) the exchange on which an ETF’s shares are listed may deem it appropriate to halt the trading of such shares; (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock; (v) there may be legal limitations and other conditions imposed by SEC rules on the amount of ETF shares that the Fund may acquire; and (vi) an ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

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Exchange-Traded Notes. The Fund may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of their issuer. ETN returns are linked to the performance of a market benchmark or strategy, less any fees charged to investors. ETNs can be exchange-traded at market price or held until maturity. ETN issuers typically make interest payments and a principal payment at maturity that is linked to the price movement of an underlying market benchmark or strategy. Investing in ETNs involves various risks, including market risk, liquidity risk and counterparty risk. For example, the value of an ETN will fluctuate as the value of the underlying market benchmark or strategy fluctuates. Underlying market benchmark prices are determined based on a variety of market and economic factors and may change unpredictably, which in turn will affect the value of the benchmarks and, consequently, the value of the applicable ETN. If the value of an underlying market benchmark decreases, or does not increase by an amount greater than the aggregate investor fee applicable to an ETN, then an investor in the ETN will receive less than its original investment in the ETN upon maturity or early redemption and could lose up to 100% of the original principal amount. In addition, the issuer of an ETN may restrict the ETN’s redemption amount or its redemption date, and may not be required to maintain the ETN’s listing on an exchange. In the event that an ETN is no longer exchange-listed, there can be no assurance that a secondary market will exist for the ETN.

Money Market Instruments. The Fund may invest in money market instruments. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), banker’s acceptances and certificates of deposit of domestic branches of U.S. banks, commercial paper, and variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a banker’s acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The banker’s acceptance carries the full faith and credit of such bank. A certificate of deposit is an unsecured, interest bearing debt obligation of a bank. Commercial paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Debentures. The Fund may invest in debentures, which are long-term, unsecured, debt instruments backed only by the integrity of the borrowers, not by collateral, and documented by indentures. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk of a debenture is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid. The Fund may invest in all types of debentures, including corporate and government debentures.

Derivative Investments. Transactions in derivatives entail certain risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gain or loss, causing it to make or lose substantially more than it invested.

When used for hedging purposes, any losses incurred with a derivative should be offset by increases in the value of the securities the Fund holds or intends to acquire. The Fund’s ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Sub-Adviser will try to minimize this risk by investing only in those contracts whose behavior the Sub-Adviser expects to resemble the portfolio securities it is trying to hedge, but if the predictions of interest and currency rates, market value, volatility, or other economic factors are incorrect, the Fund may lose money, or may not make as much money as it expected. The Fund may also lose money if the Sub-Adviser incorrectly predicts securities market and interest rate trends.

Specific Risks of Purchasing and Writing Options.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under

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the option and must deliver the underlying securities at the exercise price. To the extent that the Fund purchases a put or call option that is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If the Fund uses options, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. To the extent that the Fund engages in such a transaction, it would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery. It is possible, however, that the Fund may sell such a security prior to the settlement date if the Sub-Adviser feels such action is appropriate. In such a case, the Fund could incur a short-term gain or loss.

Repurchase Agreements. A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase.

Portfolio Turnover. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the Prospectus and SAI including the descriptions of the Fund’s investments and risks.

INVESTMENT LIMITATIONS

CENTRE ACTIVE U.S. TREASURY FUND

The Fund has adopted as fundamental the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

(2)

Borrow money, except to the extent permitted under the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(4)

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein; (ii) purchasing or selling securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds); and/or (iii) making, purchasing or selling real estate mortgage loans;

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(5)

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling commodity-linked instruments, including commodity-linked notes with respect to indices or individual commodities or otherwise; and/or (ii) investing in securities or other instruments that are linked to or secured by physical commodities or related indices;

(6)

Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, and repurchase agreements shall not be deemed to be the making of a loan;

(7)

With respect to 75% of its total assets: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies including ETFs; and (iii) obligations of the United States Government, its agencies, or instrumentalities; or

(8)

Invest more than 25% of its net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

Senior securities may include any obligation or instrument issued by the Fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although the SEC does not view certain transactions, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments as senior securities (“Permitted Senior Securities”), with appropriate earmarking or segregation of assets to cover such obligations. The Fund does not intend to incur borrowings other than bank borrowings and will adhere to the limits of the 1940 Act, including asset coverage requirements, with respect to these borrowings.

The 1940 Act presently allows the Fund to borrow from a bank (including pledging, mortgaging or hypothecating assets) an amount up to 33 1/3% of the Fund’s total assets (not including temporary borrowings not in excess of 5% of its total assets).

With respect to the fundamental investment restrictions above (other than those involving Permitted Senior Securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. The Amended and Restated Declaration of Trust (the “Declaration of Trust”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The number of shares in the Trust shall be unlimited. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive rights. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series thereof, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Each shareholder shall have one vote for each dollar (and a fractional vote for each fractional dollar) of the net asset value (“NAV”) of each share (including fractional shares) held by such shareholder. Shares have non-cumulative voting rights.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign, and (ii) any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; or (b) at any meeting of shareholders by a vote of two-thirds of the total combined NAV of all shares of the Trust issued and outstanding. In the event of a vacancy on the Board of Trustees, the vacancy may be filled, subject to the requirements of the 1940 Act, by the affirmative vote of a majority of the remaining Trustees. The Trust does not expect to have an annual meeting of shareholders.

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The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. Subject to various exceptions stated therein, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Trust or the Fund; review performance of the Adviser, the Sub-Adviser and the Fund; and oversee activities of the Trust and the Fund. This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust, as well as the entities that provide services to the Trust.

Trustees and Officers. Following is information regarding the Trustees and officers of the Trust. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust, the Adviser or the Sub-Adviser are indicated in the table. The address of each Trustee and officer, unless otherwise indicated, is c/o Centre Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

			Independent Trustees[1]
Dr. James L. Grant Age: 63	Trustee, Chairman	Since 6/2011	President of JLG Research from 1999 –present; Associate Professor of Accounting and Finance at University of Massachusetts Boston from 2005–2011; Advisory Analyst at major Wall Street firms from 1999-present; Ph.D in Business from the University of Chicago Booth School of Business; member of Editorial Advisory Boards of The Journal of Portfolio Management and Journal of Investing; author of Foundations of Economic Value Added Second Edition; co-author of Focus on Value: A Corporate and Investor Guide to Wealth Creation; co-author and co-editor (with Frank J. Fabozzi) of Equity Portfolio Management and Value-Based Metrics: Foundations and Practice.	4	None
Dr. Aloke Ghosh Age: 49	Trustee	Since 6/2011	Professor of Accountancy at the Zicklin School of Business, Baruch College, The City University of New York from 1993-present; Director of the Executive MS in Financial Statement Analysis and Securities Valuation from 2008-present; Doctoral Program Coordinator of Accountancy at the Zicklin School of Business of Baruch College from 2005-2011; Accounting Academic Fellow at the U.S. Securities and Exchange Commission from 2003-2005; Visiting Associate Professor at the Goizueta Business School of Emory University from 1999-2005; accounting consultant to several leading hedge funds in the U.S. and around the world including acting as a consultant for Gerson Lehrman Group; Ph.D. in Business and Economics from Tulane University.	4	None
Joseph M. Marinaro Age: 55	Trustee	Since 6/2012	Executive Vice President, AltX Group, Inc. (financial technology) 2012 to present; Managing Director at Surge Trading, Inc. 2009 to 2011; Managing Director, JMM Capital, Inc. 2008 to 2009; Managing Director, Morgan Stanley 2006 to 2008.	4	None

			Interested Trustee
James A. Abate Age: 48	Trustee	Since 6/2011	Founder and Managing Director, Centre Asset Management, LLC and Fund Manager for Centre’s American Equity and Absolute Return strategies from 2006-present; US Investment Director for GAM from 2001-2006; Managing Director and Portfolio Manager at Credit Suisse Asset Management from 1995-2000; Manager in Price Waterhouse’s Valuation/Corporate Finance Group from 1987-1993; BS in Accounting from Fairleigh Dickinson University and an MBA in Finance from St. John’s University; Visiting Professor in the graduate program at the Zicklin School of Business, Baruch College; commissioned officer in the U.S. Army (and Reserves) from 1983-1990.	4	None

1 An “Independent Trustee” is one who is not considered an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

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Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Officers
Theodore J. Uhl Age: 38 1290 Broadway, Suite 1100 Denver, CO 80203	Chief Compliance Officer	Since 6/2011

Mr. Uhl joined ALPS Fund Services in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.

				N/A	N/A
Andrew Bang Age: 44	President and Treasurer	Since 6/2011

Partner and Managing Director of Drexel Hamilton Investment Partners, LLC from 2010-2013; Consultant (Business Development for private equity and hedge funds) from 2008-2010; Senior Vice President at Shinhan Investment America from 2007-2008; Vice President, Relationship Manager at AIG Global Investments from 2006-2007;Client Portfolio Manager at GE Asset Management (GEAM) pension group from 2001-2005; Client Relationship Manager at GE Equity’s start-up private equity group, Venturemine.com from 2000-2001; Manager, International Equity at UBS from 1998-2000; Captain in the U.S. Army from 1992-1998; United States Military Academy at West Point, B.S.; Johnson Graduate School of Management, Cornell University, MBA.

				N/A	N/A

Mr. Abate is an “interested person” of the Trust, as defined by the 1940 Act. Mr. Abate is considered an interested person of the Trust because he is the Managing Director of Centre Asset Management, LLC, which serves as the investment adviser to the Fund, Centre American Select Equity Fund, Centre Global Select Equity Fund and Centre Multi-Asset Real Return Fund (each, a “Series” and together, the “Series”).

Board Structure

The Board of Trustees of the Trust includes one interested Trustee and three Independent Trustees, one of which, Dr. Grant, is Chairman of the Board of Trustees. The Board believes its current leadership structure is appropriate given the Trust’s and the Board’s current size and the fact that the size of the Board permits Trust management to communicate with each Independent Trustee as and when needed, and permits Independent Trustees to be involved in committees of the Board (each a “Committee”). The Board may consider electing additional independent trustees in the future, particularly if the Trust’s size and/or complexity materially increase.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and its series. During these meetings, the Board receives reports from the Trust’s administrator, transfer agent and distributor, and Trust management, including the President of the Trust and the Trust’s Chief Compliance Officer, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, a Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each committee is comprised entirely of Independent Trustees.

Qualification of Trustees

The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.

Dr. Grant has experience in the financial industry serving as the President of JLG Research and possesses knowledge about the industry as demonstrated by his membership on other boards, published works and consulting experience. Dr. Ghosh also has experience in the financial industry in his capacity as a professor, his past experience with the SEC, membership on other boards and as a consultant to other funds. Mr. Marinaro has experience in the financial industry in a wide variety of areas including trading, private equity capital, business consulting, and financial technology. Mr. Abate has experience in the financial industry as a portfolio manager, fund board member, and is currently Managing Director of Centre, which serves as investment adviser of the series of the Trust.

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The Board has determined that each Trustee’s career and background, combined with each Trustee’s interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee. Dr. Grant, Dr. Ghosh and Mr. Marinaro are members of the Audit Committee. The Audit Committee oversees the accounting and financial reporting policies and practices relating to each series of the Trust, reviews the results of the annual audits of the financial statements of each series of the Trust, and interacts with the independent auditors of each series, on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and met twice during the fiscal year of the other Series ended September 30, 2013. The Audit Committee also serves as the Trust’s Qualified Legal Compliance Committee.

Nominating Committee. Dr. Grant and Dr. Ghosh are members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Nominating Committee will meet only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust. The Nominating Committee did not meet during the fiscal year of the other Series ended September 30, 2013.

Proxy Voting Committee. Dr. Grant and Dr. Ghosh are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how each series of the Trust should vote, if called upon by the Board or the Adviser, when a matter with respect to which a series is entitled to vote presents a conflict between the interests of shareholders of the series, on the one hand, and those of the Adviser, the Sub-Adviser, principal underwriter, or an affiliated person of the Trust, Adviser, the Sub-Adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a series should participate in a class action settlement, if called upon by the Adviser or, if applicable, the Sub-Adviser, in cases where a class action settlement with respect to which a series is eligible to participate presents a conflict between the interests of the shareholders of the series, on the one hand, and those of the Adviser or, if applicable, the Sub-Adviser, on the other hand. The Proxy Voting Committee will meet only as necessary. The Proxy Voting Committee did not meet during the fiscal year of the other Series ended September 30, 2013.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of equity securities beneficially owned by each Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund, as of December 31, 2013. These amounts are stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James L. Grant Independent Trustee	A	A
Aloke Ghosh Independent Trustee	A	A
Joseph M. Marinaro Independent Trustee	A	A
James A. Abate Interested Trustee	A	E

Ownership of Securities of Adviser, Distributor, or Related Entities. As of September 30, 2013, none of the Independent Trustees and/or their immediate family members own securities of the Adviser, Sub-Adviser, Distributor, or any entity controlling, controlled by, or under common control with the Adviser, Sub-Adviser, or Distributor.

Compensation. As of November 5, 2013, each Independent Trustee receives from the Trust an annual retainer of $15,000 paid quarterly. No officer of the Trust, nor any Trustee who is an interested person of the Trust or the Adviser, will receive salary or fees from the Trust. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.

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Name of Trustee	Aggregate Compensation from Trust (for the Fiscal Year Ended 9/30/2013)	Pension or Retirement Benefits Accrued (for the Fiscal Year Ended 9/30/2013)	Estimated Annual Benefits Upon Retirement (for the Fiscal Year Ended 9/30/2013)	Total Compensation from Fund Complex Paid to Trustees* (for the Fiscal Year Ended 9/30/2013)
James L. Grant	$15,000	None	None	$15,000
Aloke Ghosh	$15,000	None	None	$15,000
Joseph M. Marinaro	$15,000	None	None	$15,000

Codes of Ethics. The Trust, the Adviser, and the Sub-Adviser have each adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent persons subject to the codes from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics). The Code of Ethics of the Trust generally prohibits fund personnel (including, but not limited to, any officer of the Trust or employee or manager of the Adviser who, connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of securities by the Fund or whose functions relate to the making of any recommendations with respect to such purchases or sales) from making personal securities transactions with respect to securities in which the Fund may invest without obtaining prior approval from the Chief Compliance Officer.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Sub-Adviser the authority to vote proxies for the Fund subject to oversight by the Trustees. Copies of the Trust’s Proxy Voting and Disclosure Policy and the Proxy Voting Policy and Procedures of the Adviser and Sub-Adviser are included as Appendix B to this SAI. No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-855-298-4236; and (ii) on the SEC’s website at http://www.sec.gov.

Principal Holders of Voting Securities. As of October 15, 2013, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares of each Series.

Investment Adviser. Information about the Adviser, Centre Asset Management, LLC, located at 48 Wall Street, Suite 1100, New York, NY 10005-2903 and its duties are contained in the Prospectus of the Fund. As of September 30, 2013, the Adviser had approximately $780.4 million in assets under management.

James A. Abate and Sanlam International Investments USA Holdings, Inc. have a controlling interest in the Adviser, as each owns more than 25% of the voting securities of the Adviser. Sanlam International Investment USA Holdings, Inc. is controlled by Sanlam Netherlands Holding BV, which is in turn controlled by Sanlam Ltd. James A. Abate serves as the Managing Director of the Adviser and is primarily responsible for its day-to-day management. Jing H. Sun is an affiliated person of the Adviser, as he owns 5% or more (but less than 25%) of the voting securities of the Adviser.

Investment Advisory Agreement

The Adviser has entered into an investment advisory agreement, dated November 4, 2013, with the Trust with respect to the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its obligations or duties under the Advisory Agreement.

Pursuant to the Advisory Agreement, the Adviser is responsible for, subject to the supervision of the Board, rendering investment advice and related services with respect to the assets of the Fund in accordance with its investment objective, policies and limitations (as provided in the Prospectus and SAI), other governing instruments, the 1940 Act and the rules and regulations thereunder, and such other limitations as the Fund may impose upon written notice to the Adviser. The Advisory Agreement shall remain in effect for a period of two (2) years from the date that the Fund commences operations, unless sooner terminated, and then continue in effect thereafter for additional periods not exceeding one year, so long as such continuation is approved at least annually: (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement nor interested persons thereof. The terms “majority of the outstanding voting securities” and “interested persons” shall have the meanings as set forth in the 1940 Act. The Advisory Agreement may be terminated at any time without payment of any penalty (i) by vote of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund on sixty (60) days’ prior written notice to the Adviser, and (ii) by the Adviser upon 60 days’ prior written notice to the Fund.

As compensation for the investment advisory services provided to the Fund, the Adviser is entitled to receive a monthly fee at the annual rate of 0.40% of the Fund’s average daily net assets.

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Expense Limitation Agreement

The Adviser has entered into a written expense limitation agreement (the “Expense Limitation Agreement”), under which it has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund, for at least an initial period of not less than two years and until the next following effective date of the Post-Effective Amendment to the registration statement of the Trust relating to the Fund incorporating the Fund’s financial statements for the Fund’s fiscal year (the “Initial Term”), to the extent necessary to limit the current operating expenses of each class of shares of the Fund (including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), and acquired fund fees and expenses), to 0.85% for Investor Class shares of the Fund and 0.60% for Institutional Class shares of the Fund. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board, which consent will not be unreasonably withheld. This Agreement will automatically terminate if the Advisory Agreement is terminated, with such termination effective upon the effective date of the Advisory Agreement’s termination.

Sub-Adviser. Hudson Canyon Investment Counselors LLC serves as investment sub-adviser of the Fund pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. Hudson Canyon, located at 151 Bodman Place Red Bank, NJ 07701 is a limited liability company organized pursuant to the laws of the State of Delaware and is registered with the SEC as an investment adviser.

Hudson Canyon provides investment management services to foundations, endowments, corporations, union pension funds and private clients through separately managed accounts. Hudson Canyon also provides investment management services to an affiliated investment limited partnership, Hudson Farol Capital Partners L.P., a long-short equity fund. Hudson Canyon was founded in June 2001 by Joseph Cajigal and William Fox, and they remain the co-owners today. Messrs. Cajigal and Fox each have a controlling interest in the Sub-Adviser, as each owns more than 25% of the voting securities of the Sub-Adviser. Subject to the general oversight of the Board and the Adviser, and pursuant to the terms of the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, the selection and ongoing monitoring of the securities in the investment portfolios of the Fund.

The Sub-Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. The Sub-Advisory Agreement may be terminated at any time, without the payment of any penalty, by (i) the Board; (ii) vote of a majority of the outstanding voting securities of the Fund; or (ii) the Adviser, on no less than 60 days’ written notice to the Sub-Adviser; and may be terminated at any time, without the payment of any penalty, by the Sub-Adviser on no less than 60 days’ written notice to the Fund. The Sub-Advisory Agreement provides that it will terminate automatically in the event of the termination of the Advisory Agreement or upon the Sub-Advisory Agreement’s “assignment,” as such term is defined in the 1940 Act.

Under the Sub-Advisory Agreement, the Sub-Adviser shall not be liable to the Adviser, the Trust or the Fund for any mistake of law, error of judgment or any loss arising out of any act or omission in connection with any service rendered under the Sub-Advisory Agreement, except by reason of lack of good faith, provided that nothing shall be deemed to protect, or purport to protect, the Sub-Adviser against any liability to the Adviser, the Trust or the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties under the Sub-Advisory Agreement, or by reason of the Sub-Adviser’s reckless disregard of its duties and obligations under the Sub-Advisory Agreement.

As compensation for the investment sub-advisory services provided to the Fund, the Sub-Adviser is entitled to receive a monthly fee from the Adviser based on the Fund’s average daily net assets. The Adviser pays the Sub-Adviser from the advisory fee the Adviser receives from the Fund a fee based on an annual rate of 0.20% of the Fund’s average daily net assets, after giving effect to any contractual or voluntary expense cap borne by the Adviser with respect to the Fund.

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Portfolio Manager

The Fund’s portfolio is managed on a day-to-day basis by T. Kirkham Barneby. As of September 30, 2013, Mr. Barneby was responsible for the management of the following types of accounts in addition to the Fund:

T. KIRKHAM BARNEBY

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	0	0	0	0

Other Accounts	15	$15,000,000	0	0

Conflicts of Interest. When the portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Sub-Adviser may receive from an account fees that are higher than the fee it receives from the Fund, or it may receive a performance-based fee with respect to certain accounts. The procedures to address such potential conflicts of interest are described below.

To the extent that the portfolio manager manages “other accounts,” this may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of the Fund’s trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Sub-Adviser seeks to maintain a competitive compensation program. The portfolio manager’s compensation consists of a fixed annual salary or draw, and potential bonus or equity plus additional remuneration based on the Sub-Adviser’s profitability, among other factors. The portfolio manager’s compensation is not directly linked to the Fund’s performance, although positive performance and growth in managed assets are factors that may contribute to the Sub-Adviser’s distributable profits and assets under management. There is no financial incentive to favor one Fund or account over another.

Administrator, Transfer Agent and Accounting Services Agent. Pursuant to an Administration, Bookkeeping and Pricing Services Agreement and a Transfer Agency and Services Agreement, ALPS Fund Services, Inc. (“ALPS” or “Transfer Agent”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Fund’s administrator, accounting agent and transfer agent.

Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS acts as the Fund’s administrator and accounting agent and performs the following services: assists the Fund in monitoring compliance with investment restrictions, diversification requirements and tax matters; coordinates the preparation and filing of required SEC filings for the Fund; assists the Fund with quarterly Board of Trustees meetings, insurance matters and fidelity bond; prepares annual and semi-annual financial statements for the Fund; provides assistance with audits of the Fund; monitors expense accruals; reports performance and related information to the Fund and outside agencies; assists the Fund in maintaining blue sky registrations; performs distribution calculations; prepares tax returns; maintains accounts for the Fund; computes the NAV of the Fund; transmits to NASDAQ, the New York Stock Exchange (“NYSE”), or other exchanges and service providers as needed, the Fund’s daily value and price; maintains and keeps current all books and records of the Fund as required by Section 31 of the 1940 Act and the rules thereunder, if such books and records relate to ALPS’ duties; reconciles cash and investment balances; provides the Fund with values, net asset values and other statistical data; computes net income, net income rates and capital gains and losses for the Fund; reviews and updates the registration statement of the Trust with respect to the Fund; provides legal review of the shareholder reports relating to the Fund and Forms N-SAR; coordinates regulatory filings for the Fund; reviews the Fund’s legal contracts and oversees reporting pursuant to the code of ethics of the Trust.

During the fiscal year ended September 30, 2013, the Trust paid administration fees of $293,827 to ALPS as the Trust’s administrator.

Under the Transfer Agency and Services Agreement, ALPS has agreed to, among other things: issue and redeem shares of the Fund; make dividend and other distributions to shareholders of the Fund; effect transfers of shares; mail communications to shareholders of

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the Fund, including account statements, confirmations, and dividend and distribution notices; and maintain shareholder accounts. In addition, ALPS provides the Fund with the use of ALPS’ interactive client services to provide the Fund’s shareholders with access to shareholder account information and real-time transaction processing capabilities. Under the Transfer Agency and Services Agreement, ALPS receives from the Trust an annual minimum fee for each series of the Trust for which it performs services, including the Fund, and a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Custodian. Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, California, 94104, acts as the Fund’s custodian. As custodian, Union Bank is responsible for keeping the Fund’s assets in safekeeping and to collect income.

Independent Registered Public Accounting Firm. Rothstein Kass serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm will perform an annual audit of the Fund’s financial statements and provide tax services.

Legal Counsel. Seward & Kissel LLP serves as legal counsel to the Trust and the Fund.

Distributor. ALPS Distributors, Inc. (the “Distributor”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. No fee is charged by the Distributor for distribution services.

Distribution and Service (12b-1) Fees. The Board has adopted a plan pursuant to Rule 12b-1 (the “Plan”), which provides that the Fund may pay up to 0.25% of the average daily net assets attributable to the Investor Class shares of the Fund to one or more persons (“Dealers”) for the expenses of activities that are primarily intended to result in the sale of such class of shares. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement on behalf of the Fund, and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. The Plan is a compensation plan, meaning it permits the Fund to pay a fee to a Dealer that may be more than the eligible expenses the Dealer has incurred at the time of the payment. It must be demonstrated to the Board, however, that the amounts received pursuant to the Plan had been spent or will be spent pursuant to a near-term plan. The Fund will not pay more than the maximum amount allowed under the Plan. The Board will review at least quarterly reports detailing the amounts and purpose of any payment made under the Plan and any related agreements, and Dealers must furnish the Board with such other information as the Board may reasonably request to enable it to make an informed determination of whether the Plan should be continued. The Plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the Plan also are consistent with Rule 12b-1.

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement and the Sub-Advisory Agreement, and subject to the general oversight of the Board, the Adviser is responsible for, among other things, furnishing the Fund with advice and recommendations with respect to the investment of Fund assets and the purchase and sale of portfolio securities for the Fund. In this capacity, the Adviser advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund. Investment decisions for the Fund are made independently from those for any other series of the Trust and any other investment company or account advised or otherwise managed by the Adviser or Sub-Adviser.

Brokerage Selection. The Adviser and the Sub-Adviser may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions. The Adviser or the Sub-Adviser may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker-dealer’s execution and not on its sales efforts. In selecting broker-dealers to be used in portfolio transactions, the general principle guiding the Adviser and Sub-Adviser is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser or the Sub-Adviser considers a number of discretionary factors, including, without limitation, the broker-dealer’s financial strength, reputation, execution quality, pricing, commission rates and service. In seeking best execution, the determinative factor is not always the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of brokerage services, including factors such as execution capability, commission rates, and responsiveness. Although the Adviser or the Sub-Adviser will seek competitive rates, it may not necessarily obtain the lowest possible commission rates for the Fund’s transactions. Recognizing the value of these discretionary factors, the Adviser or the Sub-Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) and the Advisory Agreement and the Sub-Advisory Agreement, the Adviser and Sub-Adviser are authorized to pay a brokerage commission in excess of that which another broker might

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have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The Adviser or the Sub-Adviser may receive research and brokerage services that include, but are not limited to, economic, industry and security reports, pricing data, relevant news developments, portfolio management, allocation and risk management and attribution analysis in accordance with Section 28(e). These services would reduce the Adviser or the Sub-Adviser’s cost of providing advisory services to the Fund. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Adviser or Sub-Adviser may also be used by the Adviser or Sub-Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser or Sub-Adviser will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Adviser or the Sub-Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser or the Sub-Adviser in connection with advisory clients other than the Fund, and not all such services may be useful to the Adviser or the Sub-Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser’s or the Sub-Adviser’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser or the Sub-Adviser in the performance of its services under the Advisory Agreement and Sub-Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund may engage in this practice, however, only when the Adviser or the Sub-Adviser, in its sole discretion, believes such practice to be otherwise in the Fund’s interest.

Aggregated Trades. While investment decisions for the Fund are made independently of other client accounts, other client accounts of the Sub-Adviser may invest in the same securities as the Fund. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction may be averaged as to price and available investments allocated as to amount in a manner which the Adviser or Sub-Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Purchasing Shares of the Fund” and “Redeeming Shares of the Fund” in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemptions in the Prospectus:

Exchange Privilege. Generally, subject to meeting the applicable minimum investment requirements, shares of the Fund held for at least 7 days may be exchanged for shares of another Series. Before making any exchange, be sure to review the applicable prospectus closely and consider the differences between the Fund and the other Series in which you wish you invest. Please note that since an exchange is the redemption of shares from one Series followed by the purchase of shares in another Series, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred) and a Redemption Fee may apply on shares held for less than 90 days; see “Shareholder Fees” in the Prospectus.

Any exchange will be affected at the NAV per share of the Fund next determined after receipt of an exchange request in Good Form. Exchange requests received by the Transfer Agent or appropriate financial intermediary (i) before the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on that day, or (ii) after the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on the next business day.

The Fund reserves the right to reject any exchange request or to modify or terminate exchange privileges. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of such change in the exchange privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the 1940 Act, when sales are temporarily stopped, or in accordance with the Trust’s policy on excessive trading with respect to Fund shares). The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the Fund. For more information about the Trust’s policy on excessive trading, see “Frequent Purchases and Redemptions” in the Prospectus.

Redemptions in Kind. The Fund reserves the right to satisfy any redemption request by making payment in portfolio securities. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share. Shareholders receiving portfolio securities may incur brokerage costs when the securities are sold and their value may have increased or decreased prior to completion of the transaction.

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Subscriptions in Kind. The Adviser may from time to time accept subscriptions for shares against contribution in kind of securities or other assets which could be acquired by the Fund pursuant to its investment policy and restrictions. Any such subscriptions in kind will be made at the NAV of the assets contributed.

Agreements with Financial Intermediaries. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized under certain circumstances to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee.

Market Timing Arrangements. The Fund has not entered into any arrangement with any person that would permit frequent purchases and frequent redemptions. The Board of Trustees has determined to discourage market timing and disruptive trading in the Fund and has adopted policies and procedures with respect to market timing and disruptive trading.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest. Under this policy, the Fund and Adviser generally will not disclose the Fund’s portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Fund and Adviser may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Trust will make available to the public a complete schedule of the Fund’s portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-855-298-4236. The Trust, on behalf of the Fund, will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Form N-CSR and Form N-Q of the Trust with respect to the Fund will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR. Other than through the Form N-CSR and Form N-Q, shareholders and other persons generally may not be provided with information regarding the Fund’s portfolio holdings.

The officers of the Trust and/or the Adviser may share non-public portfolio holdings information relating to the Fund with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund’s fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, legal counsel and financial printers that the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents. The Fund and the Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Fund’s service and data providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information. Generally, the Fund’s service providers that may receive such non-public portfolio holdings information include the Distributor, the Administrator, the Transfer Agent, the Custodian, the independent registered public accounting firm, legal counsel, R.R. Donnelley & Sons Company, Thomson Reuters Corporation, Standard & Poor’s Financial Services LLC, Bloomberg, L.P., Morningstar, Inc., and the Investment Company Institute.

The Fund currently does not provide non-public portfolio holdings information to any other third parties. In the future, the Fund may elect to disclose such information to other third parties if the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Adviser is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

This policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Adviser and Administrator are required to report to the Trustees any known disclosure of the Fund’s portfolio holdings to unauthorized third parties. The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund’s ratings and rankings.

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NET ASSET VALUE

The NAV per share of the Fund is calculated at the close of regular trading on the NYSE (ordinarily, 4:00 p.m. Eastern Time), only on business days that the NYSE is open for business. The Fund does not calculate NAV on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the NAV of the Fund will not be calculated.

In computing the Fund’s NAV, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the NAV per share of that Fund.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

•

Securities that are listed on a securities exchange or are quoted by NASDAQ are valued at their last sales price on the principal exchange on which the security is traded at the time the valuation is made.

•	Securities that are listed on an exchange and which are not traded on a particular day are valued at the closing bid price.

•

Securities traded in the over-the-counter market and which are not quoted by NASDAQ are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities.

•	Short-term instruments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•

Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In valuing the Fund’s total assets, portfolio securities are generally valued at their market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

ADDITIONAL TAX INFORMATION

The following summarized certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Code during its previous fiscal periods and intends to continue to do so in the future. A Fund that is qualified under Subchapter M will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to its shareholders. The Trust anticipates that the Fund will not be subject to federal income or excise taxes because the Fund intends to distribute all of its net investment income and net capital gains to its shareholders for a fiscal year in accordance with the timing requirements of the Code and to meet other requirements of the Code relating to the sources of income and diversification of its assets.

All dividends from net investment income together with those derived from the excess of net short-term capital gain over net long-term capital loss (collectively, “income dividends”), will be taxable as ordinary income to shareholders whether or not paid in additional shares. Any distributions derived from the excess of net long-term capital gain over net short-term capital loss (“capital gains distributions”) are taxable as long-term capital gains to shareholders regardless of the length of time a shareholder has owned his shares. Any loss realized upon the redemption of shares within six months after the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period.

Income dividends and capital gains distributions are taxed in the manner described above, regardless of whether they are received in cash or reinvested in additional shares. Shareholders of the Fund will receive information annually on Form 1099 with respect to the amount and nature of dividend income and capital gain distributions to assist them in reporting the prior calendar year’s distributions on their federal income tax return.

Distributions that are declared in October, November or December but which are not paid to shareholders until the following January will be treated for tax purposes as if received on the date which they were declared.

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The exchange of the Fund’s shares for shares of another Fund will generally be treated as a taxable sale or exchange for federal income tax purposes and any gain thereon may be subject to federal income tax.

When an income dividend or capital gains distribution is paid by the Fund, net asset value per share of the Fund is reduced automatically by the amount of the dividend and/or distribution. If NAV per share is reduced below a shareholder’s cost basis as a result, such a distribution might still be taxable to the shareholder as ordinary income or capital gain (as the case may be) although in effect it represents a return of invested capital. For this reason, investors should consider carefully the desirability of purchasing shares immediately prior to a distribution date.

It is unlikely that any portion of the Fund’s income dividends will be eligible for the dividends-received deduction allowed to corporations under the Code.

Under the Code, the Fund may be required to impose backup withholding at a rate of 28% on income dividends and capital gains distributions, and payment of redemption proceeds to individuals and other non-exempt shareholders, if such shareholders have not provided a correct taxpayer identification number and made the certifications required by the Internal Revenue Service on the account application. A shareholder in the Fund may also be subject to backup withholding if the Internal Revenue Service or a broker notifies the Fund that the shareholder is subject to backup withholding. The Fund may liquidate the account of any of its shareholder who fails to furnish its certificate of taxpayer identification number within thirty (30) days after date the account was opened.

The treatment of income dividends and capital gains distributions to shareholders of the Fund under the various foreign, state, and local income tax laws may not parallel that under the Federal law. Shareholders are encouraged to consult their tax adviser with respect to applicable foreign, state, and local taxes.

FINANCIAL STATEMENTS

Because the Fund is newly formed and has not yet completed a full year of investment operations, financial statements for the Fund are not available.

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APPENDIX A –DESCRIPTION OF RATINGS

The Fund may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Adviser). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody’s Investor Service, Inc. The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC, and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, DD, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Trust’s Proxy Voting and Disclosure Policy; and

(2)	The Adviser’s Proxy Voting and Disclosure Policy, including a detailed description of the Adviser’s specific proxy voting guidelines.

(3)	The Sub-Adviser’s Proxy Voting and Disclosure Policy.

Trust’s Proxy Voting Disclosure Policy

Introduction

The Trust has adopted a Proxy Voting Policy used to determine how the Fund vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to its respective Adviser or Sub-Adviser the following duties: (1) to make the proxy voting decisions for the Fund; and (2) to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, Sub-Adviser, principal underwriter, or an affiliated person of the Fund, its Adviser, Sub-Adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as described above).

The Adviser has adopted a Proxy Voting Policy set forth below which it uses to vote proxies for its clients, including the Fund.

I.	Specific Proxy Voting Policies and Procedures

A. General

The Trust and the Fund believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B. Delegation to the Adviser

The Trust’s believes that the Fund’s Adviser is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Board, each Adviser is hereby delegated the following duties:

1. to make the proxy voting decisions for the applicable funds; and

2. to assist the applicable funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the Fund are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the fund cast its vote; and (d) whether the fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the applicable funds. The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

C. Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as defined below).

II.	Fund Disclosure

A. Disclosure of Funds’ Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Fund’s shall disclose this Policy to their respective shareholders. The Fund’s will notify shareholders in the SAI and their respective shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Trust’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. The Fund’s will send the description of this Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B. Disclosure of the Fund’s Complete Proxy Voting Record

The Fund shall disclose to its shareholders, in accordance with Rule 30b1-4 of the Investment Company Act of 1940 on Form N-PX, their respective complete proxy voting records for the twelve month period ended June 30 by no later than August 31 of each year.

The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the fund was entitled to vote:

(i) The name of the issuer of the portfolio security;

(ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii) The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv) The shareholder meeting date;

(v) A brief identification of the matter voted on;

(vi) Whether the matter was proposed by the issuer or by a security holder;

(vii) Whether the fund cast is vote on the matter;

(viii) How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix) Whether the fund cast its vote for or against management.

The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Trust’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

The Fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (a) without charge upon request by calling a specified toll-free (or collect) telephone number, or, if applicable, on or through the Trust’s website at a specified Internet address; and (2) on the SEC’s website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i) A copy of this Policy;

(ii) Proxy Statements received regarding the Fund’s securities;

(iii) Records of votes cast on behalf of the Fund; and

(iv) A record of each shareholder request for proxy voting information and the applicable Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

IV.	Proxy Voting Committee

A. General

The Proxy Voting Committee of the Trust shall be composed entirely of independent directors of the Board and may be comprised of one or more such independent directors as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand.

B. Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy as it deems necessary and recommend any changes to the Board.

V.	Other

This Policy may be amended, from time to time, as determined by the Board.

Proxy Voting Policies and Procedures of Centre Asset Management, LLC

General Policy

Centre Asset Management believes that the review and voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Centre Asset Management is committed to voting corporate proxies solely in a manner that serves the economic best interests of its clients.

Centre Asset Management evaluates the competence, experience, reputation, and capital allocation skills of a company’s management as part of its qualitative assessment within the investment decision making process. Therefore, Centre generally follows the so-called “Wall Street Rule”; i.e., it votes as management recommends or sells the stock prior to the annual meeting if there is a significant management sponsored voting issue that is not consistent with the economic best interests of the Fund shareholders. This does not mean that we take corporate governance lightly, but rather, it is confirmation that our process of investing with shareholder aligned management is working. However, if we determine that managements’ position on a particular issue deemed not material enough to trigger a sale of the stocks is not in the best interest of our clients, we will vote contrary to management’s recommendation, or abstain from voting. Also, there may be instances where we determine that not voting is in the best economic interests of our clients. The practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Conflicts of Interest

Proxy solicitations that involve a conflict of interest or might appear to involve a conflict of interest, between Centre Asset Management and its clients will be handled in one of the following ways:

— Engage an independent party to determine how to vote the proxy;

— Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms the recommendation was made solely on the investment merits and without regard to any other consideration;

— Refer the proxy to the client or to a representative of the client for voting purposes;

— Disclose the conflict to the affected clients and seek their consent to vote the proxy prior tocasting the vote;

— Vote in accordance with the pre-determined voting policy, The Wall Street Rule, outlined and disclosed to clients in our General Policy; or

— Seek guidance from the Board of Trustees.

Record Keeping

Centre Asset Management will maintain the following records with respect to proxy voting:

— A copy of this proxy voting policy;

— A copy of all proxy statements received (Centre may rely on a third party for this service such as ProxyEdge);

— A record of each vote cast on behalf of the Fund (Centre may rely on a third party for this service such as ProxyEdge); A copy of any report or document prepared by Centre that was material to making a voting decision or that memorializes the basis for that decision; and

— A copy of each written client request for information on how Centre voted proxies on the client’s behalf, and a copy of any written response to any (written or oral) client request for information on how Centre voted proxies on behalf of the requesting client.

Proxy Voting Policies and Procedures of Hudson Canyon Investment Counselors LLC

Hudson Canyon Investment Counselors LLC (“Hudson Canyon”) provides investment advisor services to its clients. The following Policies and Procedures have been implemented to ensure that with respect to all clients where Hudson Canyon has authority to vote proxies, such proxies will always be voted, or not voted, in all cases in the best interest of such clients.

Hudson Canyon will consider each corporate proxy statement on a case-by-case basis. There may also be occasions when Hudson Canyon determines that not voting such proxy may be more in the best interest of clients, such as (i) when the cost of voting such proxy exceeds the expected benefit to the client or (ii) if Hudson Canyon is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as “blocking”.

Hudson Canyon’s general guidelines as they relate to voting certain common proxy proposals are described below:

Adoption of confidential voting	For
Adoption of Anti-greenmail charter of bylaw amendments	For
Amend bylaws or charters for housekeeping changes	For
Elect Directors annually	For
Fix the size of the Board	For
Give Board ability to amend bylaws in addition to Shareholders	For
Lower supermajority Shareholder vote requirements	For
Ratify Auditors	For
Require Majority of Independent Directors	For
Require Shareholder approval of Golden or Tin Parachutes	For
Restore or Provide Shareholders with rights of appraisal	For
Restore Shareholder ability to remove directors with our without cause	For
Seek reasonable Audit rotation	For
Shareholders’ Right to Act independently of management	For
Shareholders’ Right to Call Special Meeting	For
Shareholders’ Right to Act by Written Consent	For
Stock Repurchase Plans	For
Stock Splits	For
Submit Poison Pill for Shareholder ratification	For
Blank Check Preferred Stock	Against
Classified Boards	Against
Dual Classes of Stock	Against
Give Board exclusive authority to amend bylaws	Against
Limited Terms for Outside Directors	Against
Payment of Greenmail	Against
Provide Management with authority to adjourn an annual or special meeting	Against
Require Director Stock Ownership	Against
Restrict or Prohibit Shareholder ability to call special meetings	Against
Supermajority Vote Requirement	Against

Supermajority Provisions	Against
Adopt/Amend Stock Option Plan	Case-by-Case
Adopt/Amend Employee Stock Purchase Plan	Case-by-Case
Approve Merger/Acquisition	Case-by-Case
Authorize Issuance of Additional Common Stock	Case-by-Case
Consider Non-financial Effects of Merger	Case-by-Case
Director Indemnification	Case-by-Case
Election of Directors	Case-by-Case
Fair Price Requirements	Case-by-Case
Issuance of Authorized Common Stock	Case-by-Case
Limitation of Executive/Director Compensation	Case-by-Case
Reincorporation	Case-by-Case
Require Shareholder Approval to Issue Preferred Stock	Case-by-Case
Spin-Offs	Case-by-Case
Shareholder proposal to redeem Poison Pill	Case-by-Case
Social and Environmental Issues	Case-by-Case

Note: The foregoing are only general guidelines and not rigid policy positions.

Proxy Oversight Committee

Hudson Canyon acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Hudson Canyon has established a Proxy Oversight Committee (“Committee”) to oversee the proxy voting process. The Committee consists of Hudson Canyon’s Chief Executive Officer and Chief Investment Officer. The Committee is responsible for (i) designing and reviewing from time to time the Policies and Procedures and (ii) reviewing and addressing all instances where a Hudson Canyon portfolio manager identifies actual or perceived potential conflicts of interest in the context of voting proxies. Subject to the Committee’s oversight and except in the case of a material conflict of interest, the portfolio managers at Hudson Canyon make the proxy voting decisions for Hudson Canyon. In the event of a material conflict of interest, the proxy will be forwarded to the client and the client will make the proxy voting decision. In evaluating proxy voting issues, the portfolio managers may consider information from many sources, including management of a company presenting a proposal, shareholder groups, research analysts, and independent proxy research services. Hudson Canyon has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies.

Conflicts of Interest

Occasions may arise during the voting process in which the best interest of clients might conflict with the Hudson Canyon’s interests. A conflict of interest would generally include but is not limited to: (i) business relationships where Hudson Canyon has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies; (ii) personal or family relationships whereby an employee of Hudson Canyon has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company; or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.

At times of an actual or perceived potential conflict of interest, the portfolio manager will promptly notify the Committee. Upon notification, the portfolio manager will prepare a report to the Committee that identifies the details of the actual or perceived potential conflict of interest. The Committee will determine whether or not the conflict is material. If the conflict is deemed by the Committee to be material, the Proxy Coordinator forward the proxy to the client who will make the proxy voting decision. If the conflict is deemed by the Committee not to be material, the Proxy Coordinator will vote the proxy in accordance with the portfolio manager’s recommendation.

Proxy Voting Record

Hudson Canyon will maintain a record containing the following information regarding the voting of proxies; (i) the name of the issuer, (ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi)whether the proposal was submitted by management or a shareholder, (vii) whether the proxy was voted for or against management (NOTE: All of the above items are included in the actual proxy voting ballot, which will be retained (a copy) for Hudson Canyon’s record).

Obtaining a Voting Proxy Report

Clients may request a copy of the Policies and Procedures governing proxy voting and/or a report on how their individual securities were voted by calling Hudson Canyon at 1-201-332-9800. The report will be provided free of charge.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Hudson Canyon will maintain the following records for five years in an easily accessible place, the first two years in its office:

¡	Hudson Canyon’s proxy voting Policies and Procedures;
¡	Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Hudson Canyon);
¡	Records of votes cast on behalf of clients;
¡	Records of written client requests for voting information
¡	Records of written responses from Hudson Canyon to both written and verbal client requests;
¡	Any other documents prepared that were material to Hudson Canyon’s decision to vote a proxy or that memorialized the basis for the decision

Review of Policy

The Adviser will review this Policy annually and at such other times as deemed appropriate.

Amendments

Any proposed amendment to this Policy shall be submitted for review and approval to: the Board of Managers.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28. Exhibits

(a)(1) Amended and Restated Declaration of Trust, dated June 22, 2012 (“Trust Instrument”).6

(b)(1) By-Laws, dated March 17, 2011.2

(c) Articles III, V, and VI of the Trust Instrument, Exhibit 28(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1) Amended and Restated Advisory Agreement, dated October 1, 2012, between Drexel Hamilton Mutual Funds (“Registrant”) and Drexel Hamilton Investment Partners, LLC, as investment adviser for the Drexel Hamilton Centre American Equity Fund and Drexel Hamilton Centre Global Equity Fund.7

(d)(2) Investment Advisory Agreement, dated August 29, 2012, between Drexel Hamilton Investment Partners, LLC and Registrant on behalf of the Drexel Hamilton Multi-Asset Real Return Fund.6

(d)(3) Investment Sub-Advisory Agreement, dated July 13, 2011, between Drexel Hamilton Investment Partners, LLC and Centre Asset Management, LLC, as sub-adviser to the Drexel Hamilton Centre American Equity Fund.3

(d)(4) Investment Sub-Advisory Agreement, dated July 13, 2011, between Drexel Hamilton Investment Partners, LLC and Centre Asset Management, LLC, as sub-adviser to the Drexel Hamilton Centre Global Equity Fund.3

(d)(5) Investment Advisory Agreement, dated November 4, 2013, between Centre Asset Management, LLC and Registrant on behalf of the Centre Active U.S. Treasury Fund.8

(d)(6) Sub-Advisory Agreement, dated November 4, 2013, between Centre Asset Management, LLC and Hudson Canyon Investment Counselors, LLC, sub-adviser to the Centre Active U.S. Treasury Fund.8

(e)(1) Distribution Agreement, dated November 1, 2011, between Registrant and ALPS Distributors, Inc., as distributor for each series of the Trust (the “Distribution Agreement”).4

(e)(2) Amendment No. 1 to the Distribution Agreement.6

(e)(3) Amendment No. 2 to the Distribution Agreement.8

(f) Not Applicable.

(g)(1) Form of Amended and Restated Custodian Agreement between Registrant and Union Bank, N.A.6

(h)(1) Administration, Bookkeeping and Pricing Services Agreement, dated June 28, 2011, between Registrant and ALPS Fund Services, Inc., as administrator for each series of the Trust (the “Administration Agreement”).3

(h)(1)(A) Amendment No. 1 to the Administration Agreement.4

(h)(1)(B) Amendment No. 2 to the Administration Agreement.6

(h)(1)(C) Amendment No. 3 to the Administration Agreement.8

(h)(2) Transfer Agency and Services Agreement, dated June 28, 2011,between Registrant and ALPS Fund Services, Inc., as transfer agent for each series of the Trust (the “Transfer Agency Agreement”).3

(h)(2)(A) Amendment No. 1 to the Transfer Agency Agreement.6

(h)(2)(B) Amendment No. 2 to the Transfer Agency Agreement.8

(h)(3)(A) Amended and Restated Expense Limitation Agreement, dated September 17, 2012, between Registrant and Drexel Hamilton Investment Partners, LLC with respect to Drexel Hamilton Centre American Equity Fund.7

(h)(3)(B) Expense Limitation Agreement, dated November 14, 2011, between Registrant and Drexel Hamilton Investment Partners, LLC with respect to Drexel Hamilton Centre Global Equity Fund.5

(h)(3)(C) Operating Expense Limitation Agreement, dated August 29, 2012, between Registrant and Drexel Hamilton Investment Partners, LLC with respect to Drexel Hamilton Multi-Asset Real Return Fund.6

(h)(3)(D) Operating Expense Limitation Agreement, dated November 4, 2013, between Registrant and Centre Asset Management, LLC with respect to Centre Active U.S. Treasury Fund.8

(i) Opinion and Consent of counsel.8

(j) Consent of the independent registered public accounting firm.8

(k) Not applicable.

(l) Initial Subscription Agreement.4

(m) Amended and Restated Rule 12b-1 Plan, dated November 4, 2013.8

(n) Amended and Restated Rule 18f-3 Plan, dated November 4, 2013.8

(o) Reserved.

(p)(1) Amended and Restated Code of Ethics for Registrant, dated November 21, 2011.6

(p)(2) Code of Ethics for Centre Asset Management, LLC.8

(p)(3) Code of Ethics for Hudson Canyon Investment Counselors LLC.8

(q)(1) Copy of Powers of Attorney, dated June 28, 2011.3

(q)(2) Copy of Power of Attorney of Joseph Marinaro, dated August 29, 2012.6

1.	[reserved]
2.	Filed with the Securities and Exchange Commission on April 5, 2011 as an exhibit to the initial Registration Statement and incorporated herein by reference.
3.	Filed with the Securities and Exchange Commission on September 15, 2011 as an exhibit to Pre-Effective Amendment No. 1 and incorporated herein by reference.
4.	Filed with the Securities and Exchange Commission on Pre-Effective Amendment No. 2 dated October 21, 2011 as an exhibit, and is incorporated herein by reference.
5.	[reserved]
6.

Filed with the Securities and Exchange Commission on Post-Effective Amendment No. 1 to Registration Statement filed with the SEC on August 31, 2012 as an exhibit, and is incorporated herein by reference.

7.

Filed with the Securities and Exchange Commission on Post-Effective Amendment No. 3 to Registration Statement filed with the SEC on December 31, 2012 as an exhibit, and is incorporated herein by reference.

8.	Filed herewith.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into Investment Advisory Agreements with its investment adviser and sub-adviser and a Distribution Agreement with its distributor. These agreements provide indemnification for those entities and their respective affiliates. The investment adviser’s and sub-adviser’s and distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31. Business and Other Connections of the Investment Adviser

The description of the investment adviser to each series of the Registrant (each, a “Fund” and together, the “Funds”) is found under the caption “Management of the Fund’s Portfolio” and “Management of the Fund – The Investment Adviser” in the Fund’s Prospectus and under the caption “Management and Other Service Providers – Investment Adviser” in the Fund’s Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Fund’s investment adviser and sub-adviser provide investment advisory services to other clients in addition to the Registrant.

ITEM 32. Principal Underwriter

(a) ALPS Distributors, Inc. acts as the distributor for the shares of the Funds and the following investment companies: ALPS Series Trust, AQR Funds, Arbitrage Funds, Babson Capital Funds Trust, BBH Funds Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Northeast Investor Growth Fund, Oak Associates Funds, Pax World Series Trust I, Pax World Funds trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, TDX Independence Funds, Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter
Edmund J. Burke	Director
Thomas A. Carter	President, Director
Jeremy O. May	Executive Vice President, Director
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary
Eric Parsons	Vice President, Controller and Assistant Treasurer
Randall D. Young	Secretary
Greg Wm. Givens	Assistant Treasurer
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments
Steven Price	Vice President, Deputy Chief Compliance Officer
James Stegall	Vice President, Institutional Sales Manager
Gary Ross	Vice President, Director of Sales
Erin D. Nelson	Vice President, Assistant General Counsel
JoEllen L. Legg	Vice President, Assistant General Counsel
Paul F. Leone	Vice President, Assistant General Counsel
David T. Buhler	Vice President, Senior Associate Counsel
Rhonda A. Mills	Vice President, Associate Counsel
Jennifer Welsh	Vice President, Associate Counsel

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203. None of the above directors or executive officers has a position with the Registrant.

(c) Not applicable.

ITEM 33. Location of Accounts and Records

All account books and records not normally held by Union Bank, N.A., the custodian to the Registrant, are held by the Registrant’s Transfer Agent, ALPS Fund Services, Inc. (“ALPS”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Certain accounting records of the Registrant are maintained by ALPS in its capacity as Accounting Services Agent. Blue Sky records are maintained by ALPS in its capacity as Administrator. Certain other records are maintained by each of the investment advisers to the Registrant. The address of Union Bank, N.A., is 350 California Street, 6th Floor, San Francisco, California 94104. The address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The address of Centre Asset Management, LLC is 48 Wall Street, Suite 1100, New York, New York 10005. The address of Hudson Canyon Investment Counselors LLC is 151 Bodman Place, Suite 101, Red Bank, New Jersey 07701.

ITEM 34. Management Services

None.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, State of New York on this 5th day of November, 2013.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following person in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ Andrew Bang	President and Treasurer	November 5, 2013
Andrew Bang

	/s/ Dr. James L. Grant*	Trustee	November 5, 2013
Dr. James L. Grant

	/s/ Dr. Aloke Ghosh*	Trustee	November 5, 2013
Dr. Aloke Ghosh

	/s/ James A. Abate*	Trustee	November 5, 2013
James A. Abate

/s/ Joseph Marinaro*
	Joseph Marinaro	Trustee	November 5, 2013

*By:	/s/ Andrew Bang
Attorney-in-Fact (pursuant to powers of attorneys filed as exhibits to the Registration Statement).

Exhibit List

Exhibit (d)(5) - Investment Advisory Agreement, dated November 4, 2013, between Centre Asset Management, LLC and Registrant on behalf of the Centre Active U.S. Treasury Fund.

Exhibit (d)(6) - Sub-Advisory Agreement, dated November 4, 2013, between Centre Asset Management, LLC and Hudson Canyon Investment Counselors, LLC, sub-adviser to the Centre Active U.S. Treasury Fund.

Exhibit (e)(3) - Amendment No. 2 to the Distribution Agreement.

Exhibit (h)(1)(C) - Amendment No. 3 to the Administration Agreement.

Exhibit (h)(2)(B) - Amendment No. 2 to the Transfer Agency Agreement.

Exhibit (h)(3)(D) - Operating Expense Limitation Agreement, dated November 4, 2013, between Registrant and Centre Asset Management, LLC with respect to Centre Active U.S. Treasury Fund.

Exhibit (i) - Opinion and Consent of counsel.

Exhibit (j) - Consent of the independent registered public accounting firm.

Exhibit (m) - Amended and Restated Rule 12b-1 Plan, dated November 4, 2013.

Exhibit (n) - Amended and Restated Rule 18f-3 Plan, dated November 4, 2013.

Exhibit (p)(2) - Code of Ethics for Centre Asset Management, LLC.

Exhibit (p)(3) - Code of Ethics for Hudson Canyon Investment Counselors LLC.